Loans and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Total		R$ 4,969,825	R$ 3,845,465
Current		(1,264,967)	(538,450)
Non-current		R$ 3,704,858	3,307,015
K F W Finnvera [Member]
Reserve Quantities [Line Items]
Currency	[1]	USD
Charges	[1]	Libor 6M+ 0.75% p.a.
Maturity	[1]	Jan 2024–Dec 2025
Total	[1]	R$ 173,381	278,176
Scotland [Member]
Reserve Quantities [Line Items]
Currency	[1],[2]	USD
Charges	[1],[2]	1.2410–3.2300% p.a.
Maturity	[1],[2]	Dec 2023–Apr 2024
Total	[1],[2]	R$ 1,568,683	559,650
B N P Paribas [Member]
Reserve Quantities [Line Items]
Currency	[1]	USD
Charges	[1]	2.8220% p.a.
Maturity	[1]	Jan 2022
Total	[1]		428,793
B N P Paribas [Member] | United States of America, Dollars
Reserve Quantities [Line Items]
Currency	[1]	BRL
Charges	[1]	7.0907% p.a.
Maturity	[1]	Jan 2024
Total	[1]	R$ 515,265	515,166
Debentures [Member]
Reserve Quantities [Line Items]
Currency	[1],[3]	BRL
Charges	[1],[3],[4]	IPCA + 4.1682% p.a. (i)
Maturity	[1],[3]	June 2028
Total	[1],[3]	R$ 1,771,797	1,667,399
B N D E S Investment Sustainment Program [Member]
Reserve Quantities [Line Items]
Currency	[4]	BRL
Charges	[4]	IPCA + 4.2283% p.a.
Maturity	[4]	Nov 2031
Total	[4]	R$ 394,139	396,281
B N B [Member]
Reserve Quantities [Line Items]
Currency	[4]	BRL
Charges	[4]	IPCA + 1.2228%–1.4945%
Maturity	[4]	Feb 2028
Total	[4]	R$ 249,400
B N D E S [Member]
Reserve Quantities [Line Items]
Currency	[4]	BRL
Charges	[4]	TJLP + 1.95% p.a.
Maturity	[4]	Aug 2025
Total	[4]	R$ 297,160

[1]	Do not have a guarantee.
[2]	Rates on outstanding debts on 12/31/2022 with Scotia Bank are between 1.4748% and 3.2300% p.a.
[3]	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
[4]	Certain receivables from TIM S.A.;